Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summarizes the Movement of Intangibles Assets

The following tables summarize the movement of intangibles assets:

in CHF thousands	Licenses	Total
Acquisition cost:
Balance as of December 31, 2021	8,724	8,724
Additions	3,482	3,482
Balance as of December 31, 2022	12,206	12,206
Additions	-	-
Balance as of December 31, 2023	12,206	12,206

Carrying amount:
As of December 31, 2022	12,206	12,206
As of December 31, 2023	12,206	12,206